Convertible Notes Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible notes payable, at beginning	$ 11,000,000
Debt discount at beginning	(47,671)
Amortization of debt discounts	4,197,550	$ 6,821,453
Debt discount at end	0	(47,671)
Convertible notes payable, at end	13,426,706	11,000,000
Convertible Notes Payable 2 ("Power Up Lending Group Ltd") [Member]
Convertible notes payable, at beginning	11,000,000	198,076
Issued for cash	820,958	3,000,000
Issued for acquisition		10,000,000
Issued for services		1,000,000
Accrued interest added to convertible note	204,858
Exchange of convertible note for other company assets	(1,000,000)
Notes payable converted to convertible notes	3,980,883
Original issue discount	88,500	336,000
Conversion to common stock	(1,306,489)	(1,357,200)
Debt discount related to new convertible notes	(4,511,883)	(3,336,000)
Reduction in convertible note due to legal settlement		(5,410,000)
Amortization of debt discounts	4,149,879	6,569,124
Convertible notes payable, at end	13,426,706	11,000,000
Convertible Notes Payable 2 ("Power Up Lending Group Ltd") [Member] | Principal [Member]
Convertible notes payable, at beginning	11,000,000	3,431,200
Issued for cash	820,958	3,000,000
Issued for acquisition		10,000,000
Issued for services		1,000,000
Accrued interest added to convertible note	204,858
Exchange of convertible note for other company assets	(1,000,000)
Notes payable converted to convertible notes	3,980,883
Original issue discount	88,500	336,000
Conversion to common stock	(1,306,489)	(1,357,200)
Debt discount related to new convertible notes
Reduction in convertible note due to legal settlement		(5,410,000)
Amortization of debt discounts
Convertible notes payable, at end	13,788,710	11,000,000
Convertible Notes Payable 2 ("Power Up Lending Group Ltd") [Member] | Debt Discount [Member]
Debt discount at beginning		(3,233,124)
Issued for cash
Issued for acquisition
Issued for services
Accrued interest added to convertible note
Exchange of convertible note for other company assets
Notes payable converted to convertible notes
Original issue discount
Conversion to common stock
Debt discount related to new convertible notes	(4,511,883)	(3,336,000)
Reduction in convertible note due to legal settlement
Amortization of debt discounts	4,149,879	6,569,124
Debt discount at end	$ (362,004)